Fair Value (Transfers Between Level 1 And Level 2) (Detail) (Fair Value, Measurements, Recurring [Member], JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Japanese National Government And Japanese Government Agency Bonds [Member]
Assets:
Transfers out of Level 2 into Level 1, Assets	¥ 10,717	[1]
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member]
Assets:
Transfers out of Level 2 into Level 1, Assets	1,289	[1]
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Residential Mortgage Backed Securities [Member]
Assets:
Transfers out of Level 1 into Level 2, Assets	3,247,522	[1]
Trading Account Assets, Trading Securities [Member] | Equity Securities [Member]
Assets:
Transfers out of Level 1 into Level 2, Assets	5,308	[1]
Investment Securities, Securities Available For Sales [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member]
Assets:
Transfers out of Level 1 into Level 2, Assets	413,515	[1]
Investment Securities, Securities Available For Sales [Member] | Marketable Equity Securities [Member]
Assets:
Transfers out of Level 1 into Level 2, Assets	19,026	[1]
Transfers out of Level 2 into Level 1, Assets	¥ 13,737	[1]

[1]	All transfers between Level 1 and Level 2 were assumed to have occurred at the beginning of the first-half or the second-half of the fiscal year.